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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perseus, L.L.C.
Address: 2099 Pennsylvania Avenue, N.W., Suite 900
         Washington, D.C. 20006

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Teresa Y. Bernstein
Title: Secretary
Phone: 202-452-0101

Signature, Place, and Date of Signing:


/s/ Teresa Y. Bernstein                 Washington, D.C.   August 8, 2008
-------------------------------------   ----------------   --------------
             [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          7

Form 13F Information Table Value Total:   $131,049
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

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                           FORM 13F INFORMATION TABLE

SOLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                             TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Cardiac Science Corp         COM      14141A108  $25,050 3,054,885 SH       DEFINED             3,054,885
Clean Energy Fuels Corp      COM      184499101  $ 1,333   116,029 SH       DEFINED               116,029

JOINT

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- -------------------
                             TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER          CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
Allos Therapeutics Inc       COM      019777101  $ 6,297   911,353 SH       OTHER                      911,353
Auxilium Pharmaceuticals Inc COM      05334D107  $40,888 1,216,180 SH       OTHER                    1,216,180
Barrier Therapeutics Inc     COM      06850R108  $13,365 3,324,734 SH       OTHER                    3,324,734
Replidyne Inc                COM      76028W107  $ 2,009 1,487,808 SH       OTHER                    1,487,808
MAP Pharmaceuticals Inc      COM      56509R108  $42,107 4,076,169 SH       OTHER                    4,076,169